Cash and bank balances - Summary of Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash and cash equivalents [abstract]
Cash and cheque on hand	₨ 1	$ 0	₨ 0		₨ 1
Balances with banks
- On current accounts	15,083	177	11,466		14,500
- Deposits with original maturity of less than 3 months	25,335	297	15,555		23,681
Total cash and cash equivalents (refer Note 15)	₨ 40,419	$ 473	₨ 27,021	$ 316	₨ 38,182	₨ 28,379